UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     August 15, 2011
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           10

Form 13 F Information Table Value Total (x$1000): $268,611

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                   TITLE OF               VALUE    SHRS OR      SH/  PUT/  INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP        (x$1000)  PRN AMT      PRN  CALL  DISCR   MNGRS  SOLE    SHARED  NONE

BEACON ROOFING SUPPLY INC          COM      073685109     36,058    1,580,100   SH         SOLE          1,580,100
CLEAN HARBORS INC                  COM      184496107     37,485      363,047   SH         SOLE            363,047
FORWARD AIR CORP                   COM      349853101     38,463    1,138,287   SH         SOLE          1,138,287
K12 INC                            COM      48273U102     33,699    1,016,866   SH         SOLE          1,016,866
LANDSTAR SYS INC                   COM      515098101     24,848      534,600   SH         SOLE            534,600
PETSMART INC                       COM      716768106      2,722       60,000   SH         SOLE             60,000
TRANSDIGM GROUP INC                COM      893641100     37,260      408,600   SH         SOLE            408,600
TRUEBLUE INC                       COM      89785X101     28,313    1,955,292   SH         SOLE          1,955,292
VISTAPRINT NV                      COM      N93540107     22,212      464,200   SH         SOLE            464,200
WATTS WATER TECHNOLOGIES INC       CL A     942749102      7,552      213,262   SH         SOLE            213,262
